5. STOCKHOLDERS' DEFICIT (Details)	9 Months Ended
Sep. 30, 2016
January 23, 2015 [Member] | Warrant 1 [Member]
Expected dividends	0.00%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0.00%
May 28, 2015 [Member] | Warrant 2 [Member]
Expected dividends	0.00%
Expected volatility	77.49%
Expected term	4 years
Risk free interest rate	1.24%
Expected forfeitures	0.00%
June 22, 2015 [Member] | Warrant 3 [Member]
Expected dividends	0.00%
Expected volatility	78.85%
Expected term	3 years
Risk free interest rate	1.06%
Expected forfeitures	0.00%
January 1, 2016 [Member] | Warrant 4 [Member]
Expected dividends	0.00%
Expected volatility	82.95%
Expected term	4 years
Risk free interest rate	1.31%
Expected forfeitures	0.00%
July 26, 2016 [Member] | Warrant 5 [Member]
Expected dividends	0.00%
Expected volatility	87.52%
Expected term	4 years
Risk free interest rate	0.87%
Expected forfeitures	0.00%
July 26, 2016 [Member] | Warrant 6 [Member]
Expected dividends	0.00%
Expected volatility	87.52%
Expected term	4 years
Risk free interest rate	0.87%
Expected forfeitures	0.00%